OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities)(Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 10,612	$ 8,056
Accrued warranty costs (See B below)	4,358	3,883	$ 2,356
Governmental institutions	2,947	3,338
Other	544	719
Other current liabilities	$ 18,461	$ 15,996